Prepaid Expenses and Other Current Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prepaid Expenses and Other Current Assets
Prepaid expenses		30,523	3,488
Advances to employees		7,479	2,112
Interest receivables		2,863	2,914
Rental and other deposits		3,268	3,179
Others		450	1,234
Prepaid expenses and other current assets	$ 7,156	44,583	12,927